Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Valkyrie ETF Trust II
Entity Central Index Key	0001877493
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Valkyrie Bitcoin and Ether Strategy ETF
Shareholder Report [Line Items]
Fund Name	Valkyrie Bitcoin and Ether Strategy ETF
Class Name	Valkyrie Bitcoin and Ether Strategy ETF
Trading Symbol	BTF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Valkyrie Bitcoin and Ether Strategy ETF (the “Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://coinshares.com/us/etf/btf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://coinshares.com/us/etf/btf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Valkyrie Bitcoin and Ether Strategy ETF	$160	1.10%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2024, the Fund saw positive performance with a 91.06% return based on NAV. The Fund seeks investment results, before fees and expenses, that correspond to the performance of an equal weight basket of bitcoin and ether. The Fund invests in CME futures contracts that should produce daily returns consistent with the Fund’s investment objective.
WHAT FACTORS INFLUENCED PERFORMANCE
Fund performance was primarily driven by the total return of the CME futures contacts held by the Fund, including the performance of the reference assets of those futures contracts, expenses, transaction costs, and other miscellaneous factors.
During the 12-month period ended September 30, 2024, two major themes defined the digital asset industry: the launch of spot cryptocurrency exchange-traded funds (ETFs) in 2024, and the US Presidential election cycle leading up to November 2024. The growing influence of political factors in the digital asset space highlighted how the industry’s near-term innovation appeared increasingly opportunistic as cryptocurrency gained broader acceptance among both individual investors and institutions.
The launch of spot Bitcoin ETFs attracted significant attention, with billions of dollars flowing into the sector as investors were drawn to a more familiar and regulated product, in contrast to the complexities of digital asset exchanges and wallets. Although the launch of spot Ether ETFs did not garner a similar reception to the spot Bitcoin ETFs, it furthered progress towards regulatory acceptance of crypto-based products. Meanwhile, US inflation eased to more manageable levels, allowing central banks to pause interest rate hikes and consider potential rate cuts in the near term. By the end of the fiscal year, a “soft landing” for the US economy appeared increasingly likely, with inflation, interest rates, and employment trends stabilizing, helping investors better manage risk.
POSITIONING
In early October 2023, the Fund adjusted its strategy to gain exposure to the price movements of both Bitcoin and Ether through front-month CME Bitcoin and Ether futures contracts. Throughout the year, the Fund maintained an approximately equal weighting in Bitcoin futures contracts and Ether futures contracts, with monthly rebalancing to ensure alignment with its notional value targets.
PERFORMANCE
BTF delivered strong performance throughout the fourth quarter of 2023, driven by the anticipation of spot cryptocurrency ETFs launching in 2024, which positively impacted the prices of bitcoin and ether.
Following the successful launch of spot Bitcoin ETFs in January, bitcoin’s price initially experienced a 15% decline as investors exited previously locked positions. However, by February, bitcoin began a robust recovery, supported by positive fund flows into the new spot Bitcoin ETFs. Bitcoin continued its upward trajectory through the first quarter of 2024, reaching a peak of over $73,000 in March, before stabilizing within range of $53,000 to $70,000 through September 30, 2024.
Ether also saw significant gains, reaching a high of over $4,000 in March. In July, the launch of the first spot Ether ETFs marked another milestone for the U.S. crypto industry, opening the door for a more diversified ETF suite for investors. However, Ether’s performance following the launch of the spot Ether ETFs did not mirror the success of Bitcoin. By August, Ether’s price had fallen below $2,400 and leveled off around $2,500 through September 30, 2024.
Key factors affecting the Fund’s performance included the total return of the derivatives held by the Fund, the performance of the reference assets linked to those derivatives, financing rates paid or earned, the types of derivative contracts used, and their correlation to the Fund’s Index. Additionally, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors played a role in shaping performance.
The views and opinions expressed herein of the Fund’s performance are those of the adviser. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security, or the Fund

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/21/2021)
Valkyrie Bitcoin and Ether Strategy ETF NAV	91.06	-8.23
S&P 500 TR	36.35	10.07

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 31, 2024
Updated Performance Information Location [Text Block]	Visit https://coinshares.com/us/etf/btf/ for more recent performance information. Visit https://coinshares.com/us/etf/btf/ for more recent performance information.
Net Assets	$ 39,660,525
Holdings Count | $ / shares	2
Advisory Fees Paid, Amount	$ 407,099
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$39,660,525
Number of Holdings	2
Net Advisory Fee	$407,099
Portfolio Turnover	0%

Holdings [Text Block]

Top Holdings	(%)
First American Treasury Obligations Fund - Class X	64.0%
United States Treasury Bill	55.2%

Security Type	(%)
Money Market Funds	64.0%
U.S. Treasury Bills	55.2%
Futures Contracts	-1.6%
Reverse Repurchase Agreements	-44.3%
Cash & Other	26.7%

Material Fund Change [Text Block]
Material Changes
On October 31, 2024, the Fund’s name changed to CoinShares Valkyrie Bitcoin and Ether Strategy ETF. The Fund continues to trade on the Nasdaq Stock Market LLC under the ticker symbol “BTF”.

Updated Prospectus Web Address	https://coinshares.com/us/etf/btf/.
Valkyrie Bitcoin Miners ETF
Shareholder Report [Line Items]
Fund Name	Valkyrie Bitcoin Miners ETF
Class Name	Valkyrie Bitcoin Miners ETF
Trading Symbol	WGMI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Valkyrie Bitcoin Miners ETF (the “Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://coinshares.com/us/etf/wgmi/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://coinshares.com/us/etf/wgmi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Valkyrie Bitcoin Miners ETF	$114	0.75%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2024, the Fund saw positive performance with a 104.03% return based on NAV. The Fund offers exposure to publicly listed Bitcoin miners primarily based in North America.
WHAT FACTORS INFLUENCED PERFORMANCE
During the 12-month period ended September 30, 2024, two major themes defined the digital asset industry: the launch of spot Bitcoin exchange-traded funds (ETFs) in January 2024, and the US Presidential election cycle leading up to November 2024. The growing influence of political factors in the digital asset space highlighted how the industry’s near-term innovation appeared increasingly opportunistic as cryptocurrency gained broader acceptance among both individual investors and institutions.
The launch of spot Bitcoin ETFs attracted significant attention, with billions of dollars flowing into the sector as investors were drawn to a more familiar and regulated product, in contrast to the complexities of digital asset exchanges and wallets. Meanwhile, US inflation eased to more manageable levels, allowing central banks to pause interest rate hikes and consider potential rate cuts in the near term. By the end of the fiscal year, a “soft landing” for the US economy appeared increasingly likely, with inflation, interest rates, and employment trends stabilizing, helping investors better manage risk.
POSITIONING
Allocations were focused on reported productivity, debt management, and capital expenditure strategy ahead of the halving related to infrastructure, power sourcing, and external party hosting.

Top Contributors
↑	Core Scientific, Inc., Terawulf, Inc.

Top Detractors
↓	Riot Platforms, Inc., Argo Blockchain PLC
PERFORMANCE
The Fund posted positive returns during the fourth quarter of 2023, driven by Bitcoin miners benefiting from the rise in bitcoin price. However, the start of 2024 presented challenges for portfolio companies, primarily due to the Bitcoin halving event, which reduced the block reward from 6.25 to 3.125 BTC, as well as a significant 53% year-over-year increase in the network’s hashrate. Hashrate, a key efficiency metric, measures the number of calculations performed per second.
In response to these challenges, Bitcoin miners implemented strategies to reduce capital expenditures and prioritize securing low-cost energy sources. Additionally, some miners diversified by repurposing parts of their infrastructure for use by AI data centers, creating new revenue streams. By the end of the period, an increasing number of miners began reporting regular revenue from this strategy, which further contributed to the Fund’s strong performance.
The views and opinions expressed herein of the Fund’s performance are those of the adviser. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security, or the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/07/2022)
Valkyrie Bitcoin Miners ETF NAV	104.03	-11.37
S&P 500 TR	36.35	11.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 31, 2024
Updated Performance Information Location [Text Block]	Visit https://coinshares.com/us/etf/wgmi/ for more recent performance information. Visit https://coinshares.com/us/etf/wgmi/ for more recent performance information.
Net Assets	$ 128,959,507
Holdings Count | $ / shares	19
Advisory Fees Paid, Amount	$ 620,126
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$128,959,507
Number of Holdings	19
Net Advisory Fee	$620,126
Portfolio Turnover	45%

Holdings [Text Block]

Top 10 Issuers	(%)
Core Scientific, Inc.	15.0%
Iris Energy, Ltd.	15.0%
Cleanspark, Inc.	9.3%
Cipher Mining, Inc.	9.3%
Bit Digital, Inc.	4.8%
Terawulf, Inc.	4.8%
Hut 8 Corp.	4.7%
Bitdeer Technologies Group - Class A	4.7%
Riot Platforms, Inc.	4.7%
MARA Holdings, Inc.	4.7%

Top Sectors	(%)
Software	74.4%
IT Services	19.3%
Semiconductors & Semiconductor Equipment	4.8%
Cash & Other	1.5%

Material Fund Change [Text Block]	Material Changes On October 31, 2024, the Fund’s name changed to CoinShares Valkyrie Bitcoin Miners ETF. The Fund continues to trade on the Nasdaq Stock Market LLC under the ticker symbol “WGMI”.
Updated Prospectus Web Address	https://coinshares.com/us/etf/wgmi/.
Valkyrie Bitcoin Futures Leveraged Strategy ETF
Shareholder Report [Line Items]
Fund Name	Valkyrie Bitcoin Futures Leveraged Strategy ETF
Class Name	Valkyrie Bitcoin Futures Leveraged Strategy ETF
Trading Symbol	BTFX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Valkyrie Bitcoin Futures Leveraged Strategy ETF (the “Fund”) for the period of February 21, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://coinshares.com/us/etf/btfx/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://coinshares.com/us/etf/btfx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Valkyrie Bitcoin Futures Leveraged Strategy ETF	$122	1.93%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period February 21, 2024 (inception) through September 30, 2024, the Fund saw positive performance with a 7.68% return based on NAV. The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Bitcoin Futures Index Excess Return (the “Index”). The Fund invests in CME futures contracts that should produce daily returns consistent with the Fund’s investment objective. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was primarily influenced by the return of spot Bitcoin, which serves as the reference asset for the CME Bitcoin futures held by the Fund. Other factors which influenced performance included market conditions impacting both Bitcoin and Bitcoin futures, as well as the volatility of these assets. Additionally, the compounded effect of daily repositioning the Fund to maintain 200% investment exposure played a significant role.
Other notable factors included the costs associated with rolling futures contracts as they near maturity, as well as fund fees, expenses, and transaction costs.
PERFORMANCE
Bitcoin returns were positive during the period from February 21, 2024 (inception) through September 30, 2024. Over the same period, the Index posted a total return of 13.45% with a volatility of 42.27%.
Key factors affecting the Fund’s performance included the total return of the derivatives held by the Fund, the performance of the reference assets linked to those derivatives, financing rates paid or earned, the types of derivative contracts used, and their correlation to the Fund’s Index. Additionally, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors played a role in shaping performance.
The views and opinions expressed herein of the Fund’s performance are those of the adviser. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security, or the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/21/2024)
Valkyrie Bitcoin Futures Leveraged Strategy ETF NAV	7.68
S&P 500 TR	16.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 31, 2024
Updated Performance Information Location [Text Block]	Visit https://coinshares.com/us/etf/btfx/ for more recent performance information. Visit https://coinshares.com/us/etf/btfx/ for more recent performance information.
Net Assets	$ 23,152,859
Holdings Count | $ / shares	1
Advisory Fees Paid, Amount	$ 342,835
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$23,152,859
Number of Holdings	1
Net Advisory Fee	$342,835
Portfolio Turnover	0%

Holdings [Text Block]

Top Holdings	(%)
First American Treasury Obligations Fund - Class X	84.7%

Security Type	(%)
Money Market Funds	84.7%
Futures Contracts	-1.9%
Cash & Other	17.2%

Material Fund Change [Text Block]
Material Changes
On October 31, 2024, the Fund’s name changed to CoinShares Valkyrie Bitcoin Futures Leveraged Strategy ETF. The Fund continues to trade on the Nasdaq Stock Market LLC under the ticker symbol “BTFX”.

Updated Prospectus Web Address	https://coinshares.com/us/etf/btfx/.